Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI EAFE Small-Cap ETF(a)	2,063,517	$126,225,335

Total Investment Companies
(Cost: $123,770,908)		126,225,335

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	60,000	60,000

Total Short-Term Securities — 0.0%
(Cost: $60,000)		60,000

Total Investments in Securities — 99.7%
(Cost: $123,830,908)		126,285,335

Other Assets Less Liabilities — 0.3%		330,346

Net Assets — 100.0%		$126,615,681

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$40,000	$20,000	(a)	$—	$—	$—	$60,000	60,000	$2,952	$—
iShares MSCI EAFE Small-Cap ETF	97,000,997	38,240,552		(9,713,428)	(897,130)	1,594,344	126,225,335	2,063,517	1,460,824	—
					$(897,130)	$1,594,344	$126,285,335		$1,463,776	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	146,669	AUD	225,000	Bank of America N.A.	05/02/24	$914
USD	3,247	AUD	5,000	Barclays Bank PLC	05/02/24	8
USD	11,074,515	AUD	16,961,000	BNP Paribas SA	05/02/24	87,177
USD	348,667	AUD	534,000	Citibank N.A.	05/02/24	2,742
USD	138,551	AUD	212,000	JPMorgan Chase Bank N.A.	05/02/24	1,218
USD	182,755	CHF	165,000	Bank of America N.A.	05/02/24	3,261
USD	27,433	CHF	25,000	BNP Paribas SA	05/02/24	236
USD	41,774	CHF	38,000	Deutsche Bank Securities Inc.	05/02/24	436
USD	2,196	CHF	2,000	Morgan Stanley & Co. International PLC	05/02/24	20
USD	5,302,463	CHF	4,760,000	Societe Generale	05/02/24	124,329
USD	101,357	CHF	91,000	UBS AG	05/02/24	2,363
USD	54,272	DKK	376,000	Bank of America N.A.	05/02/24	472
USD	717	DKK	5,000	Bank of New York	05/02/24	2
USD	2,618,853	DKK	18,060,000	BNP Paribas SA	05/02/24	34,755

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,419	DKK	396,000	UBS AG	05/02/24	$758
USD	181,974	EUR	170,000	Bank of America N.A.	05/02/24	550
USD	60,856	EUR	57,000	Barclays Bank PLC	05/02/24	26
USD	286,181	EUR	265,000	BNP Paribas SA	05/02/24	3,373
USD	651,991	EUR	603,000	Citibank N.A.	05/02/24	8,469
USD	128,969	EUR	119,000	Deutsche Bank Securities Inc.	05/02/24	1,972
USD	61,809	EUR	57,000	JPMorgan Chase Bank N.A.	05/02/24	979
USD	23,174,635	EUR	21,433,000	Morgan Stanley & Co. International PLC	05/02/24	301,325
USD	92,353	GBP	73,000	Bank of America N.A.	05/02/24	1,136
USD	836,396	GBP	662,000	Citibank N.A.	05/02/24	9,194
USD	46,764	GBP	37,000	JPMorgan Chase Bank N.A.	05/02/24	531
USD	129,977	GBP	103,000	Morgan Stanley & Co. International PLC	05/02/24	1,273
USD	17,227,332	GBP	13,635,000	State Street Bank & Trust Company	05/02/24	189,715
USD	154,364	HKD	1,207,000	Bank of America N.A.	05/02/24	69
USD	1,589,610	HKD	12,429,000	Citibank N.A.	05/02/24	772
USD	13,295	HKD	104,000	State Street Bank & Trust Company	05/02/24	1
USD	15,952	ILS	59,000	Bank of America N.A.	05/02/24	184
USD	3,034,315	ILS	11,104,000	Citibank N.A.	05/02/24	66,640
USD	7,090	ILS	26,000	JPMorgan Chase Bank N.A.	05/02/24	141
USD	143,169	ILS	524,000	UBS AG	05/02/24	3,124
USD	118,657	JPY	18,289,000	Bank of America N.A.	05/02/24	2,695
USD	538,554	JPY	83,235,000	Barclays Bank PLC	05/02/24	10,798
USD	8,655	JPY	1,336,000	BNP Paribas SA	05/02/24	184
USD	220,375	JPY	33,290,000	Deutsche Bank Securities Inc.	05/02/24	9,298
USD	40,863,113	JPY	6,156,609,000	JPMorgan Chase Bank N.A.	05/02/24	1,826,820
USD	528,120	JPY	79,574,000	State Street Bank & Trust Company	05/02/24	23,577
USD	2,579,242	JPY	388,522,000	UBS AG	05/02/24	115,798
USD	130,548	NOK	1,423,000	Bank of America N.A.	05/02/24	2,448
USD	2,818,457	NOK	30,553,000	State Street Bank & Trust Company	05/02/24	68,040
USD	102,853	NOK	1,115,000	UBS AG	05/02/24	2,480
USD	733,908	NZD	1,227,000	Bank of America N.A.	05/02/24	10,898
USD	3,589	NZD	6,000	Citibank N.A.	05/02/24	53
USD	5,338	NZD	9,000	JPMorgan Chase Bank N.A.	05/02/24	35
USD	167,608	SEK	1,810,000	Bank of America N.A.	05/02/24	3,367
USD	56,108	SEK	613,000	BNP Paribas SA	05/02/24	484
USD	58,568	SEK	626,000	JPMorgan Chase Bank N.A.	05/02/24	1,765
USD	7,287,013	SEK	77,824,000	State Street Bank & Trust Company	05/02/24	225,200
USD	2,072,404	SGD	2,793,000	Bank of America N.A.	05/02/24	26,325
USD	11,017	SGD	15,000	Barclays Bank PLC	05/02/24	29
USD	21,313	SGD	29,000	BNP Paribas SA	05/02/24	69
USD	21,358	SGD	29,000	JPMorgan Chase Bank N.A.	05/02/24	114
USD	103,128	SGD	139,000	Morgan Stanley & Co. International PLC	05/02/24	1,300
USD	29,671	SGD	40,000	State Street Bank & Trust Company	05/02/24	368
USD	11,837,208	AUD	18,211,000	Bank of America N.A.	06/04/24	28,347
USD	252,675	AUD	389,000	Deutsche Bank Securities Inc.	06/04/24	429
USD	123,499	AUD	190,000	JPMorgan Chase Bank N.A.	06/04/24	294
USD	45,891	CHF	42,000	Bank of New York	06/04/24	37
USD	5,559,902	CHF	5,081,000	UBS AG	06/04/24	12,693
USD	29,687	DKK	207,000	Bank of New York	06/04/24	20
USD	52,556	DKK	366,000	State Street Bank & Trust Company	06/04/24	101
USD	2,739,242	DKK	19,076,000	UBS AG	06/04/24	5,261
USD	24,615,615	EUR	22,992,000	Bank of America N.A.	06/04/24	47,168
USD	209,571	EUR	196,000	JPMorgan Chase Bank N.A.	06/04/24	132

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	573,839	EUR	536,000	Morgan Stanley & Co. International PLC	06/04/24	$1,089
USD	228,854	GBP	183,000	Bank of New York	06/04/24	148
USD	266,749	GBP	213,000	Morgan Stanley & Co. International PLC	06/04/24	550
USD	18,593,655	GBP	14,847,000	UBS AG	06/04/24	38,469
USD	121,332	HKD	948,000	Bank of America N.A.	06/04/24	18
USD	1,799,144	HKD	14,057,000	Citibank N.A.	06/04/24	290
USD	8,447	HKD	66,000	JPMorgan Chase Bank N.A.	06/04/24	1
USD	3,223,384	ILS	12,015,000	UBS AG	06/04/24	7,617
USD	124,960	JPY	19,567,000	Morgan Stanley & Co. International PLC	06/04/24	276
USD	43,177,121	JPY	6,760,855,000	UBS AG	06/04/24	95,927
USD	10,202	NOK	113,000	Bank of New York	06/04/24	21
USD	176,140	NOK	1,949,000	State Street Bank & Trust Company	06/04/24	544
USD	2,990,579	NOK	33,091,000	UBS AG	06/04/24	9,233
USD	740,269	NZD	1,251,000	Bank of America N.A.	06/04/24	3,121
USD	26,589	NZD	45,000	JPMorgan Chase Bank N.A.	06/04/24	73
USD	7,379,024	SEK	80,873,000	Bank of New York	06/04/24	30,064
USD	106,949	SEK	1,175,000	Morgan Stanley & Co. International PLC	06/04/24	176
USD	2,236,113	SGD	3,045,000	Bank of America N.A.	06/04/24	2,069
USD	63,148	SGD	86,000	Morgan Stanley & Co. International PLC	06/04/24	52
						3,464,530
AUD	18,211,000	USD	11,825,313	Bank of America N.A.	05/02/24	(28,225)
CHF	5,081,000	USD	5,539,369	UBS AG	05/02/24	(12,037)
DKK	19,076,000	USD	2,734,773	UBS AG	05/02/24	(5,302)
EUR	22,992,000	USD	24,583,377	Bank of America N.A.	05/02/24	(46,302)
GBP	14,847,000	USD	18,590,671	UBS AG	05/02/24	(38,600)
HKD	14,057,000	USD	1,797,270	Citibank N.A.	05/02/24	(320)
HKD	2,000	USD	256	JPMorgan Chase Bank N.A.	05/02/24	—
ILS	12,015,000	USD	3,219,065	UBS AG	05/02/24	(7,915)
JPY	6,760,855,000	USD	42,962,889	UBS AG	05/02/24	(95,343)
NOK	33,091,000	USD	2,988,066	UBS AG	05/02/24	(9,176)
NZD	1,251,000	USD	740,279	Bank of America N.A.	05/02/24	(3,128)
SEK	80,873,000	USD	7,368,234	Bank of New York	05/02/24	(29,753)
SGD	3,045,000	USD	2,232,781	Bank of America N.A.	05/02/24	(2,094)
USD	31,538	AUD	49,000	Bank of America N.A.	05/02/24	(204)
USD	86,660	AUD	135,000	BNP Paribas SA	05/02/24	(793)
USD	57,816	AUD	90,000	JPMorgan Chase Bank N.A.	05/02/24	(486)
USD	20,144	DKK	141,000	Bank of America N.A.	05/02/24	(31)
USD	572	DKK	4,000	BNP Paribas SA	05/02/24	(1)
USD	13,417	DKK	94,000	JPMorgan Chase Bank N.A.	05/02/24	(33)
USD	181,190	EUR	170,000	BNP Paribas SA	05/02/24	(234)
USD	5,330	EUR	5,000	Morgan Stanley & Co. International PLC	05/02/24	(6)
USD	120,334	EUR	113,000	UBS AG	05/02/24	(259)
USD	273,025	GBP	220,000	Bank of America N.A.	05/02/24	(1,876)
USD	4,980	GBP	4,000	Bank of New York	05/02/24	(18)
USD	3,719	GBP	3,000	Barclays Bank PLC	05/02/24	(30)
USD	90,799	GBP	73,000	Citibank N.A.	05/02/24	(418)
USD	46,076	GBP	37,000	JPMorgan Chase Bank N.A.	05/02/24	(157)
USD	22,092	HKD	173,000	JPMorgan Chase Bank N.A.	05/02/24	(23)
USD	18,649	HKD	146,000	State Street Bank & Trust Company	05/02/24	(15)
USD	79,449	ILS	300,000	Bank of America N.A.	05/02/24	(729)
USD	531	ILS	2,000	JPMorgan Chase Bank N.A.	05/02/24	(4)
USD	5,298	NZD	9,000	Bank of America N.A.	05/02/24	(5)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2024

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	60,000	USD	65,656	State Street Bank & Trust Company	06/04/24	$(151)
ILS	10,000	USD	2,678	JPMorgan Chase Bank N.A.	06/04/24	(2)
ILS	298,000	USD	79,958	State Street Bank & Trust Company	06/04/24	(200)
JPY	5,355,000	USD	34,149	Bank of America N.A.	06/04/24	(26)
SEK	779,000	USD	71,076	State Street Bank & Trust Company	06/04/24	(288)
						(284,184)
						$3,180,346

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$126,225,335	$—	$—	$126,225,335
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$126,285,335	$—	$—	$126,285,335
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3,464,530	$—	$3,464,530
Liabilities
Foreign Currency Exchange Contracts	—	(284,184)	—	(284,184)
	$—	$3,180,346	$—	3,180,346

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2024

Currency Abbreviation

AUD	Australian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	USD	United States Dollar
ILS	Israeli Shekel